UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $226,474 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    15162   559056 SH       SOLE                   559056        0        0
APPLE INC                      COM              037833100    24902    65306 SH       SOLE                    65306        0        0
BIGBAND NETWORKS INC           COM              089750509     3646  2848288 SH       SOLE                  2848288        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    12604   238901 SH       SOLE                   238901        0        0
EXPRESS SCRIPTS INC            COM              302182100    14992   404413 SH       SOLE                   404413        0        0
FIRST BANCORP P R              COM NEW          318672706      404   144175 SH       SOLE                   144175        0        0
HARMONIC INC                   COM              413160102     6086  1428627 SH       SOLE                  1428627        0        0
INTERDIGITAL INC               COM              45867G101     9499   203921 SH       SOLE                   203921        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    17784   101700 SH  PUT  SOLE                   101700        0        0
KRAFT FOODS INC                CL A             50075N104    16605   494476 SH       SOLE                   494476        0        0
NEWMONT MINING CORP            COM              651639106    15756   250294 SH       SOLE                   250294        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     8162  2702487 SH       SOLE                  2702487        0        0
PHILIP MORRIS INTL INC         COM              718172109    13176   211215 SH       SOLE                   211215        0        0
RED HAT INC                    COM              756577102    13076   309428 SH       SOLE                   309428        0        0
SOLARWINDS INC                 COM              83416B109    18811   854272 SH       SOLE                   854272        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    11735   316130 SH       SOLE                   316130        0        0
VERISIGN INC                   COM              92343E102    13805   482513 SH       SOLE                   482513        0        0
VIVUS INC                      COM              928551100    10269  1272460 SH       SOLE                  1272460        0        0